Note 17 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the year ended December 31,
	2020	2021	2022
	Basic LPS	Basic EPS	Basic EPS
Net income	$8,877	$435,121	$554,692
Less: Net loss attributable to the non-controlling interest	-	-	263
Net income attributable to Costamare Inc.	8,877	435,121	554,955
Less: paid and accrued earnings allocated to Preferred Stock	(31,082)	(31,068)	(31,068)
Add: gain from retirement of Preferred Stock	619	-	-
Net income / (loss) available to common stockholders	(21,586)	404,053	523,887
Weighted average number of common shares, basic and diluted	120,696,130	123,070,730	122,964,358
Earnings / (losses) per common share, basic and diluted	$(0.18)	$3.28	$4.26